                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stonebrook Fund Management LLC
Address:  450 Park Avenue, 22nd Floor
          New York, New York 10022

Form 13F File Number: 028-10627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc Abel
Title: Chief Financial Officer
Phone: 212-702-4813

Signature, Place, and Date of Signing:

            /s/ Marc Abel    New York, New York    August 14, 2008
            ---------------  --------------------  ----------------
             [Signature]       [City, State]           [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

STONEBROOK FUND MANAGEMENT LLC
June 30, 2008
13F

         Form 13F Summary Page

         Report Summary:

         Number of Other Included Managers.................          0
         Form 13F Information Table Entry Total:...........         30
         Form 13F Information Table Value Total:...........     78,917
                                                            (thousands)

STONEBROOK FUND MANAGEMENT LLC
June 30, 2008
13F

Company                      Title of Class Ticker Stock Cusip       Shares     Long
---------------------------- -------------- ------ ------------      ------- -----------
Long Investing
Archer-Daniels Midland            COM        ADM   039483102         121,231 $ 4,091,546
Tyco Electronics                  COM        TEL   BMG9144P1059 ISIN 112,775 $ 4,039,601
Thermo Electron Corp              COM        TMO   883556102          72,000 $ 4,012,560
Siemens AG                        ADR        SI    826197501          36,200 $ 3,986,706
Dresser-Rand Group                COM        DRC   261608103         101,700 $ 3,976,470
Wabco Holdings Inc.               COM        WBC   92927K102          84,165 $ 3,910,306
Manpower Inc.                     CL A       MAN   56418H100          63,700 $ 3,709,888
CB Richard Ellis Svc              COM        CBG   12497T101         193,100 $ 3,707,520
Terex                             COM        TEX   880779103          72,125 $ 3,705,061
Starwood Hotels                   COM        HOT   85590A401          91,499 $ 3,666,365
Jones Lang LaSalle                COM        JLL   48020Q107          58,885 $ 3,544,288
Marriot Internatioal Inc.         COM        MAR   571903202         132,800 $ 3,484,672
Cytec Industries                  COM        CYT   232820100          58,010 $ 3,165,026
Willis Group                      COM        WSH   BMG966551084 ISIN  98,000 $ 3,074,260
Transocean Offshore               COM        RIG   KYG900731004 ISIN  18,700 $ 2,849,693
Freeport-McMoRan Copper           COM        FCX   35671D857          23,720 $ 2,779,747
Omnicom Group                     COM        OMC   681919106          58,500 $ 2,625,480
Wellpoint Inc.                    COM        WLP   94973V107          53,210 $ 2,535,989
Harsco Corp.                      COM        HSC   415864107          44,290 $ 2,409,819
MGM Mirage                        ADR        MGM   552953101          69,988 $ 2,371,893
Pactiv                            COM        PTV   695257105         109,664 $ 2,328,167
Tiffany                           COM        TIF   886547108          47,300 $ 1,927,475
H&E Equipment Services Inc.       COM       HEES   404030108         132,881 $ 1,597,230
United Healthcare Group           COM        UNH   91324P102          58,900 $ 1,546,125
Intercontinental ADR              ADR        IHG   45857P301          68,700 $   915,771
Oracle                            COM       ORCL   68389X105          42,000 $   882,000
Ameristar Casions                 COM       ASCA   03070Q101          56,328 $   778,453
Cisco Systems                     COM       CSCO   17275R102          22,700 $   528,002
Comcast                           COM       CMCSA  20030N101          21,200 $   402,164
Coca Enterprises                  COM        CCE   191219104          21,100 $   365,030
                                                   TOTAL VALUE                78,917,306